Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of assets	$ 444	$ 221	$ 158
Net repayment of interest bearing liabilities	3,289	3,358	8,357
Other outflows from investing activities	$ (377)	(271)	(257)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of assets		151	39
Net repayment of interest bearing liabilities		33	38
Purchases of property, plant and equipment and capitalised exploration		1,144	1,020
Proceeds from sale of investment in subsidiaries associates joint operations and joint venture net of cash acquired		91	480
Other outflows from investing activities		$ 2	$ 59